Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares	Share Premium and Capital reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2020		$ 5,064	$ (4,405)	$ 659
Issuance of SAFE instruments		800		800
Exercise of warrants and options		1,311		1,311
Share-based compensation		4,716		4,716
Issuance of ordinary shares, net upon IPO		5,561		5,561
Net loss and comprehensive loss			(4,041)	(4,041)
Balance at Dec. 31, 2021		17,452	(8,446)	9,006
Share-based compensation		4,735		4,735
Net loss and comprehensive loss			(12,340)	(12,340)
Cancelation of options		(96)		(96)
Exercise of warrants		4,314		4,314
Balance at Dec. 31, 2022		26,405	(20,786)	5,619
Share-based compensation		2,959		2,959
Net loss and comprehensive loss			(11,280)	(11,280)
Exercise of options		5		5
Exercise of pre-funded warrants		823		823
Balance at Dec. 31, 2023		$ 30,192	$ (32,066)	$ (1,874)